Capital and financial risk management - Credit risk - Financing activities - General information (Details) - Credit risk	12 Months Ended
Mar. 31, 2021 item
Capital and financial risk management
Maximum investment in AAA unsecured money market mutual funds (as a percent)	10.00%
Number of managed investment funds	2
Counterparty's credit default swap spread limit	5 years